Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 76,123
Balance at end of year	$ 84,286	$ 76,123
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	20,000,000
Balance at end of year (shares)		20,000,000
Balance at beginning of year	$ 500
Balance at end of year		$ 500
Dividend declared per share	$ 0.48	$ 0.96
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)		16,000,000
Balance at beginning of year	$ 400
Balance at end of year		$ 400
Dividend declared per share	$ 0.68	$ 0.91
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	12,000,000
Balance at end of year (shares)	12,000,000	12,000,000
Balance at beginning of year	$ 300
Balance at end of year	$ 300	$ 300
Dividend declared per share	$ 0.96	$ 0.96
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	8,000,000
Balance at end of year (shares)	8,000,000	8,000,000
Balance at beginning of year	$ 200
Balance at end of year	$ 200	$ 200
Dividend declared per share	$ 0.76	$ 0.76
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000	16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400	$ 400
Dividend declared per share	$ 1.7	$ 1.21
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	14,000,000
Balance at end of year (shares)		14,000,000
Balance at beginning of year	$ 350
Balance at end of year		$ 350
Dividend declared per share	$ 0.64	$ 1.28
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	500,000
Balance at end of year (shares)	500,000	500,000
Balance at beginning of year	$ 500
Balance at end of year	$ 500	$ 500
Dividend declared per share	$ 73.73	$ 73.73
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	650,000
Balance at end of year (shares)	650,000	650,000
Balance at beginning of year	$ 650
Balance at end of year	$ 650	$ 650
Dividend declared per share	$ 70.57	$ 57.52
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 3,300
Balance at end of year	2,050	$ 3,300
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	3,658
Balance at end of year	6,037	3,658
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	6,958	6,308
Balance at end of year	$ 8,087	$ 6,958
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	720,909,161	677,106,878
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan (shares)	7,790,724	13,482,314
Issued under the Stock Option Plan and other stock-based compensation plans (shares)	811,652	724,853
Treasury shares sold	18,339	101,178
Issued to align capital position with increased regulatory requirements as announced by OSFI (shares)		28,331,227
Issued for acquisitions (Note 10) (shares)		1,162,711
Balance at end of year (shares)	729,529,876	720,909,161
Balance at beginning of year	$ 22,941	$ 17,744
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	905	1,609
Issued under the Stock Option Plan and other stock-based compensation plans	74	61
Treasury shares sold/(purchased)	1	14
Issued to align capital position with increased regulatory requirements as announced by OSFI		3,360
Issued for acquisitions (Note 10)		153
Balance at end of year	$ 23,921	$ 22,941
Dividend declared per share	$ 6.12	$ 5.8
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 658
Balance at end of year	658	$ 658
4.3% Series 1 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,250
Balance at end of year	1,250	1,250
5.625% Series 2 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	750
Balance at end of year	750	750
7.325% Series 3 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,000
Balance at end of year	1,000	$ 1,000
7.700% Series 4 LRCNs [Member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of year	1,356
7.300% Series 5 LRCNs [Member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of year	$ 1,023